Debt - LG IP Credit Facility - Narrative (Details) - Secured Debt - Line of Credit - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Debt Instrument [Line Items]
Credit facility, maximum principal amount	$ 850,000
LG IP Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum principal amount		$ 455,000
Periodic payment, principal	$ 21,250
Basis spread on variable interest rate (as percent)	2.25%
Effective interest rate (as percent)	6.58%